Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	11,631,138	11,631,138
Reserve for technology development	4,365,300	4,365,300
Appropriated retained earnings	15,996,438	15,996,438
Unappropriated retained earnings	6,418,583	6,963,155
Retained earnings	₩ 22,437,341	₩ 22,981,913